PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund | PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Prospectus [Line Items]
Annual Return [Percent]	4.74%	5.81%	5.71%	(0.46%)	0.20%	2.08%